ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 —ORGANIZATION AND BUSINESS OPERATIONS

AlphaVest Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on January 14, 2022. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2025, the Company had not commenced any operations. All activity through September 30, 2025 relates to the Company’s formation and the initial public offering (“IPO”) and initial business combination, which is described below. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on December 19, 2022. On December 22, 2022, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 390,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in private placements to AlphaVest Holding LP (the “Sponsor”) that was closed simultaneously with the IPO.

Following the closing of the IPO on December 22, 2022, an amount of $61,200,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement (as defined in Note 4) was placed in the trust account. The funds held in the trust account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the trust account, as described below.

On December 29, 2022, EarlyBirdCapital, Inc. (“EBC”) fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.

The Company will have until the last Extended Date, January 22, 2026 to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Extension

On December 21, 2023, the Company held a special meeting of shareholders, at which the Company’s shareholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Extension Amendment”) and (ii) an amendment (the “Trust Agreement Amendment”) to the Investment Management Trust Agreement, dated December 19, 2022, with Continental Stock Transfer & Trust Company. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from December 22, 2023 (the “Termination Date”) up to 10 times, with the first extension comprised of three months, and the subsequent 9 extensions comprised of one month each from the Termination Date, or extended date, as applicable, to December 22, 2024. In connection with the shareholders’ vote at the special meeting, an aggregate of 2,174,171 shares with redemption value of approximately $23,282,936 (approximately $10.71 per share) of the Company’s ordinary shares were tendered for redemption.

On December 18, 2024, the Company held another extraordinary general meeting (the “2024 Extraordinary General Meeting”) at which the shareholders of the Company voted on three proposals: (i) a proposal, by special resolution, to amend the Company’s Second Amended and Restated Memorandum and Articles of Association to (a) extend the date by which the Company must consummate a business combination up to nine (9) times from December 22, 2024 to September 22, 2025 (the “Revised Termination Date”), each by an additional one (1) month, for a total of up to nine (9) months, assuming a business combination has not occurred, and (b) delete the provision (the “Redemption Limitation”) that the Company shall not redeem public shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001; (ii) a proposal, by ordinary resolution, to further amend the Trust Agreement to effectuate the foregoing extension and depositing into the Trust Account $55,000 per one-month extension two (2) days prior to such extension (assuming a business combination has not occurred) in exchange for a non-interest bearing, unsecured promissory note payable upon the consummation of a business combination; and (iii) a proposal, by ordinary resolution, to adjourn the 2024 Extraordinary General Meeting, to a later date or dates, if necessary. In connection with the shareholders’ vote at the 2024 Extraordinary General Meeting, shareholders of 3,151,473 ordinary shares of the Company exercised their right to redeem such shares (the “2024 Redemption”) for a pro rata portion of the funds held in the Trust Account. As a result, approximately $35,956,676 (approximately $11.41 per share) was removed from the Trust Account to pay such holders and approximately $17,962,587 remained in the Trust Account. Following the 2024 Redemptions, the Company had 3,854,856 ordinary shares outstanding.

On September 19, 2025, the Company held another extraordinary general meeting (the “2025 Extension Meeting”) to approve a proposal to extend the time the Company had to consummate its initial Business Combination from September 22, 2025 up to four (4) times, to January 22, 2026, and deposit into the trust account $55,000 for each monthly extension. The Company filed a supplement to its proxy statement which clarified certain procedures related to shareholders wishing to redeem their ordinary shares in connection with the 2025 Extension Meeting and/or the Company’s business combination. See below “Proposed Business Combination” for redemption details.

On December 21, 2023, the Company issued a promissory note to Alphavest Holding LP, one of the Sponsors, pursuant to which the Company could borrow an aggregate of $165,000 (the “Extension Note”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On April 15, 2024, the Company amended and restated the Extension Note to increase the principal amount to $715,000 and extend the maturity date to the earlier of : (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination. On October 25, 2024, the Extension Note was further amended and restated to extend the maturity date to promptly after the date the business combination is consummated.

On May 2, 2024, the Company issued a promissory note to a potential target, pursuant to which the Company could borrow an aggregate of $440,000 (the “Extension Note 2”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note 2 may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On March 25, 2025, the promissory note was further amended to increase the principal amount to $935,000.

As of November 19, 2025, an aggregate of $1,265,000 was deposited into trust account and trust escrow account, to extend the business combination period to November 22, 2025.

Proposed Business Combination

On August 11, 2023, the Company (at and after the Merger Effective Date, “PubCo”) entered into a business combination agreement (the “Business Combination Agreement”) with AV Merger Sub, a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Wanshun Technology Industrial Group Limited, a Cayman Islands exempted company (“Wanshun”).

On March 18, 2024, the Company delivered to Wanshun a Notice of Termination of Business Combination (the “Termination”), in which the Business Combination Agreement was terminated pursuant to Section 8.1(e) of the Business Combination Agreement. The termination of the Business Combination Agreement is effective as of March 18, 2024.

For additional information regarding the Transactions, the Business Combination Agreement, Notice of Termination of Business Combination and Wanshun, see the most recent Annual Report on Form 10-K and Current Reports on Form 8-K filed by the Company with the SEC on August 14, 2023, August 17, 2023 and March 25, 2024.

On May 2, 2024, the Company issued a promissory note to AMC (defined below) (the “Extension Note 2”), pursuant to which the Company could borrow an aggregate of $440,000 to cover expenses in connection with the extension of Business Combination Period. The Extension Note 2 bears no interest. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Extension Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Extension Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On March 25, 2025, the promissory note was further amended to increase the principal amount to $935,000. As of September 30, 2025 and December 31, 2024, $825,000 and $440,000 were outstanding, respectively.

On May 2, 2024, the Company issued a promissory note to AMC (the “Promissory Note 2”), pursuant to which the Company could borrow up to an aggregate of $126,000. The Promissory Note 2 bears no interest. The entire unpaid principal balance of this Promissory Note 2 shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Promissory Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Promissory Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. As of September 30, 2025 and December 31, 2024, $126,000 was outstanding.

On August 16, 2024, the Company entered into a business combination agreement (the “Merger Agreement”) with AV Merger Sub, wholly owned subsidiary of the Company (“Merger Sub”), and AMC Corporation, a Washington corporation (“AMC”). Upon the terms and subject to the conditions of the Merger Agreement, and in accordance with applicable law, Merger Sub will merge with AMC, with AMC surviving the merger as a wholly owned subsidiary of the Company. On June 25, 2025, the Company entered into an Amendment to the Merger Agreement, to (i) increase the enterprise value from $175,000,000 to $180,000,000 and (ii) extend the termination date of the Merger Agreement to December 31, 2025.

On October 11, 2024, the Company issued a third non-interest-bearing promissory note to AMC (the “Promissory 3”) pursuant to which the Company could borrow up to an aggregate of $100,000 to cover the Company’s working capital requirements. The promissory note is due and payable on the earlier of: (i) December 31, 2024, or (ii) promptly after the date on which the business combination is consummated. On January 6, 2025, the promissory note was amended and restated to (i) extend the maturity date to promptly after the date the business combination is consummated, and (ii) increase the principal amount to $200,000. On April 13, 2025, the Company further amended and restated the promissory note to extend the principal amount of the note to $350,000. As of September 30, 2025 and December 31, 2024, $321,411 and $57,449 were outstanding.

The Company’s Registration Statement on Form S-4 (“S-4”) was declared effective on August 11, 2025. As of the filing date, the business combination remained pending, awaiting required regulatory approvals.

On September 5, 2025, the Company held an extraordinary general meeting to approve the business combination with AMC (the “Business Combination Meeting). At the meeting, all proposals were approved by shareholders. In connection with the shareholders’ vote at the 2025 Extension Meeting, 1,937 ordinary shares of the Company exercised their right to redeem such shares for a pro rata portion of the funds held in the Trust Account. In connection with the Business Combination Meeting, shareholders holding an aggregate of 214,445 Ordinary Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Shareholders holding 631,972 ordinary shares of the Company exercised their right to redeem such shares for a pro rata portion of the funds held in the trust account in connection with both the 2025 Extension Meeting and the Business Combination Meeting, for a total of 848,354 ordinary shares submitted their shares for Redemption. Following the aforementioned redemptions, the Company will have 3,006,502 ordinary shares outstanding.

Going Concern Consideration and Management Liquidity Plans

As of September 30, 2025, the Company had cash of $3,713 and working capital deficit of $5,238,909. Subsequent to the consummation of the IPO, the Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company expects that it will need additional capital to satisfy its needs for paying these costs. Although certain of the Company’s initial shareholders or their affiliates may loan the Company funds, there’s no guarantee that the Company will receive such funds.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the Company will not have sufficient working capital to meet its needs through the earlier of the consummation of the initial Business Combination or one year from the issuance date of this financial statements. There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. The consolidated financial statement does not include any adjustments that might result from the outcome of the uncertainty.

NOTE 1 -ORGANIZATION AND BUSINESS OPERATIONS

AlphaVest Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on January 14, 2022. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2024, the Company had not commenced any operations. All activity through December 31, 2024 relates to the Company’s formation and the initial public offering (“IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on December 19, 2022. On December 22, 2022, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 390,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in private placements to AlphaVest Holding LP (the “Sponsor”) that was closed simultaneously with the IPO.

Following the closing of the IPO on December 22, 2022, an amount of $61,200,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement (as defined in Note 4) was placed in the trust account. The funds held in the trust account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the trust account, as described below.

On December 29, 2022, EarlyBirdCapital, Inc. (“EBC”) fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.

The Company will have until the last Extended Date, September 22, 2025 to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Extension

On December 21, 2023, the Company held a special meeting of shareholders, at which the Company’s shareholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Extension Amendment”) and (ii) an amendment (the “Trust Agreement Amendment”) to the Investment Management Trust Agreement, dated December 19, 2022, with Continental Stock Transfer & Trust Company. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from December 22, 2023 (the “Termination Date”) up to 10 times, with the first extension comprised of three months, and the subsequent 9 extensions comprised of one month each from the Termination Date, or extended date, as applicable, to December 22, 2024. In connection with the shareholders’ vote at the special meeting, an aggregate of 2,174,171 shares with redemption value of approximately $23,282,936 (approximately $10.71 per share) of the Company’s ordinary shares were tendered for redemption.

On December 18, 2024, the Company held another extraordinary general meeting (the “2024 Extraordinary General Meeting”) at which the shareholders of the Company voted on three proposals: (i) a proposal, by special resolution, to amend the Company’s Second Amended and Restated Memorandum and Articles of Association to (a) extend the date by which the Company must consummate a business combination up to nine (9) times from December 22, 2024 to September 22, 2025 (the “Revised Termination Date”), each by an additional one (1) month, for a total of up to nine (9) months, assuming a business combination has not occurred, and (b) delete the provision (the “Redemption Limitation”) that the Company shall not redeem public shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001; (ii) a proposal, by ordinary resolution, to further amend the Trust Agreement to effectuate the foregoing extension and depositing into the Trust Account $55,000 per one-month extension two (2) days prior to such extension (assuming a business combination has not occurred) in exchange for a non-interest bearing, unsecured promissory note payable upon the consummation of a business combination; and (iii) a proposal, by ordinary resolution, to adjourn the 2024 Extraordinary General Meeting, to a later date or dates, if necessary. In connection with the shareholders’ vote at the 2024 Extraordinary General Meeting, shareholders of 3,151,473 ordinary shares of the Company exercised their right to redeem such shares (the “2024 Redemption”) for a pro rata portion of the funds held in the Trust Account. As a result, approximately $35,956,676 (approximately $11.41 per share) was removed from the Trust Account to pay such holders and approximately $17,962,587 remained in the Trust Account. Following the 2024 Redemptions, the Company had 3,854,856 ordinary shares outstanding.

On May 2, 2024, the Company issued a promissory note to a potential target, pursuant to which the Company could borrow an aggregate of $440,000 (the “Extension Note 2”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note 2 may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On March 25, 2025, the promissory note was further amended to increase the principal amount to $935,000.

As of April 14, 2025, an aggregate of $880,000 was deposited into trust account and trust escrow account to extend the business combination period to April 22, 2025.

Proposed Business Combination

On August 11, 2023, the Company (at and after the Merger Effective Date, “PubCo”) entered into a business combination agreement (the “Business Combination Agreement”) with AV Merger Sub, a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Wanshun Technology Industrial Group Limited, a Cayman Islands exempted company (“Wanshun”).

On March 18, 2024, the Company delivered to Wanshun a Notice of Termination of Business Combination (the “Termination”), in which the Business Combination Agreement was terminated pursuant to Section 8.1(e) of the Business Combination Agreement. The termination of the Business Combination Agreement is effective as of March 18, 2024.

For additional information regarding the Transactions, the Business Combination Agreement, Notice of Termination of Business Combination and Wanshun, see the most recent Annual Report on Form 10-K and Current Reports on Form 8-K filed by the Company with the SEC on August 14, 2023, August 17, 2023 and March 25, 2024.

On May 2, 2024, the Company issued a promissory note to AMC (defined below) (the “Extension Note 2”), pursuant to which the Company could borrow an aggregate of $440,000 to cover expenses in connection with the extension of Business Combination Period. The Extension Note 2 bears no interest. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Extension Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Extension Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. On March 25, 2025, the promissory note was further amended to increase the principal amount to $935,000. As of December 31, 2024 and 2023, $440,000 and $0 were outstanding, respectively.

On May 2, 2024, the Company issued a promissory note to AMC (the “Promissory Note 2”), pursuant to which the Company could borrow up to an aggregate of $126,000. The Promissory Note 2 bears no interest. The entire unpaid principal balance of this Promissory Note 2 shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Promissory Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Promissory Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. On January 6, 2025, the promissory note was amended and restated to extend the maturity date to promptly after the date the business combination is consummated. As of December 31, 2024 and 2023, $126,000 and $0 were outstanding, respectively.

On August 16, 2024, the Company entered into a business combination agreement (the “Merger Agreement”) with AV Merger Sub, wholly owned subsidiary of the Company (“Merger Sub”), and AMC Corporation, a Washington corporation (“AMC”). Upon the terms and subject to the conditions of the Merger Agreement, an in accordance with applicable law, Merger Sub will merge with AMC, with AMC surviving the merger as a wholly owned subsidiary of the Company.

On October 11, 2024, the Company issued a third non-interest-bearing promissory note to AMC (the “Promissory 3”) pursuant to which the Company could borrow up to an aggregate of $100,000 to cover the Company’s working capital requirements. The promissory note is due and payable on the earlier of: (i) December 31, 2024, or (ii) promptly after the date on which the business combination is consummated. On January 6, 2025, the promissory note was amended and restated to (i) extend the maturity date to promptly after the date the business combination is consummated, and (ii) increase the principal amount to $200,000. On April 13, 2025, the Company further amended and restated the promissory note to extend the principal amount of the note to $350,000. As of December 31, 2024, $57,449 was outstanding.

Going Concern Consideration and Management Liquidity Plans

As of December 31, 2024, the Company had cash of $4,215 and working capital deficit of $1,745,636. Subsequent to the consummation of the IPO, the Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company expects that it will need additional capital to satisfy its needs for paying these costs. Although certain of the Company’s initial shareholders or their affiliates may loan the Company funds, there’s no guarantee that the Company will receive such funds.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the Company will not have sufficient working capital to meet its needs through the earlier of the consummation of the initial Business Combination or one year from the issuance date of this financial statements. There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. The financial statement does not include any adjustments that might result from the outcome of the uncertainty.

On September 13, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC notifying the Company that the Company is not in compliance with Nasdaq Listing Rule 5450(a)(2) (the “Minimum Total Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on the Nasdaq Global Market. The Notice stated that the Company had 45 calendar days, or until October 28, 2024, to submit a plan to regain compliance with the Minimum Total Holders Rule. In connection with this Notice, the Company determined to voluntarily transfer the listing of its securities from the Nasdaq Global Market to the Nasdaq Capital Market, which has a lower holder requirement. On November 12, 2024, the Company received notification that its voluntary application to transfer the listing of its ordinary shares, units, and rights from the Nasdaq Global Market to the Nasdaq Capital Market was approved by the Listing Qualifications Department of the Nasdaq Stock Market LLC. The Company’s securities began trading on the Nasdaq Capital Market at the opening of trading on November 14, 2024. Notwithstanding the foregoing, there can be no assurance that the Company will be able to continue to satisfy all the requirements for continued listing on Nasdaq. If the Company’s securities were delisted prior to the consummation of the Business Combination, it could negatively impact the Company’s ability to consummate such Business Combination for the reasons described below.